Schedule of investments

Delaware Tax-Free Minnesota Intermediate Fund November 30, 2019 (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds – 93.58%
Corporate Revenue Bond - 0.60%
St. Paul Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project) Series 7 144A
4.50% 10/1/37 (AMT)#	460,000	$475,773
		475,773
Education Revenue Bonds - 15.30%
Bethel Charter School Lease Revenue
(Spectrum High School Project) Series A 4.00% 7/1/32	425,000	452,055
Brooklyn Park Charter School Lease Revenue
(Prairie Seeds Academy Project) Series A 5.00% 3/1/34	485,000	500,525
Cologne Charter School Lease Revenue
(Cologne Academy Project) Series A 5.00% 7/1/29	305,000	329,007
Duluth Housing & Redevelopment Authority Revenue
(Duluth Public Schools Academy Project) Series A
5.00% 11/1/38	400,000	444,400
Forest Lake Charter School Lease Revenue Fund
(Lakes International Language Academy Project)
Series A 5.50% 8/1/36	420,000	449,807
Hugo Charter School Lease Revenue
(Noble Academy Project) Series A 5.00% 7/1/29	530,000	567,047
Minneapolis Charter School Lease Revenue
(Hiawatha Academies Project) Series A 5.00% 7/1/31	500,000	543,990
Minneapolis Student Housing Revenue
(Riverton Community Housing Project) 5.25% 8/1/39	525,000	561,141
Minnesota Higher Education Facilities Authority Revenue
(Bethel University) 5.00% 5/1/32	525,000	614,628
(Gustavus Adolphus College)
5.00% 10/1/34	435,000	521,269
5.00% 10/1/35	555,000	663,430
(St. Catherine University) Series A 5.00% 10/1/35	565,000	670,728
(St. John’s University) Series 8-I 5.00% 10/1/31	130,000	151,732
(St. Olaf College)
Series 8-G 5.00% 12/1/31	125,000	147,656
Series 8-G 5.00% 12/1/32	125,000	147,396
(St. Scholastica College) Series H 5.125% 12/1/30	1,000,000	1,000,000
(University of St. Thomas)
4.00% 10/1/36	300,000	346,113
5.00% 10/1/34	350,000	440,230
5.00% 10/1/35	750,000	940,530
Series 7-U 4.00% 4/1/26	1,400,000	1,514,058
Rice County Educational Facilities Revenue
(Shattuck-St. Mary’s School) Series A 144A
5.00% 8/1/22 #	325,000	341,042

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Schedule of investments

Delaware Tax-Free Minnesota Intermediate Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
St. Paul Housing & Redevelopment Authority Charter
School Lease Revenue
(Academia Cesar Chavez School Project) Series A
5.25% 7/1/50	340,000	$358,615
(Great River School Project) Series A 144A
5.25% 7/1/33 #	140,000	151,910
(Twin Cities Academy Project) Series A 5.30% 7/1/45	260,000	279,971
		12,137,280
Electric Revenue Bonds - 8.34%
Central Minnesota Municipal Power Agency
(Brookings Twin Cities Transmission Project)
Series E 5.00% 1/1/21	1,095,000	1,139,172
Series E 5.00% 1/1/23	1,000,000	1,075,030
Chaska Electric Revenue
Series A 5.00% 10/1/28	250,000	296,690
Minnesota Municipal Power Agency Electric Revenue
Series A 5.00% 10/1/29	500,000	579,250
Series A 5.00% 10/1/30	240,000	277,536
Northern Municipal Power Agency Electric System
Revenue
5.00% 1/1/29	150,000	177,851
5.00% 1/1/30	235,000	283,466
5.00% 1/1/31	350,000	410,606
Series A 5.00% 1/1/25	200,000	221,764
Rochester Electric Utility Revenue
Series A 5.00% 12/1/28	300,000	368,829
Series A 5.00% 12/1/29	500,000	612,490
Series A 5.00% 12/1/31	575,000	697,647
St. Paul Housing & Redevelopment Energy Revenue
Series A 4.00% 10/1/30	425,000	476,523
		6,616,854
Healthcare Revenue Bonds - 30.36%
Anoka Healthcare & Housing Facilities Revenue
(The Homestead at Anoka Project) 5.375% 11/1/34	270,000	292,019
Apple Valley Senior Living Revenue
(Senior Living LLC Project)
3rd Tier Series C 4.25% 1/1/27	500,000	486,275
3rd Tier Series C 5.00% 1/1/32	420,000	415,859
Bethel Housing & Health Care Facilities Revenue
(Benedictine Health System - St. Peter Communities
Project) Series A 5.50% 12/1/48	250,000	262,690

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(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Bethel Senior Housing Revenue
(The Lodge at the Lakes at Stillwater Project)
5.00% 6/1/38	250,000	$264,960
Center City Health Care Facilities Revenue
(Hazelden Betty Ford Foundation Project)
5.00% 11/1/24	600,000	692,976
Chatfield Healthcare and Housing Facilities Revenue
(Chosen Valley Care Center Project)
4.00% 9/1/34	100,000	101,026
4.00% 9/1/39	100,000	98,517
Crookston Health Care Facilities Revenue
(RiverView Health Project) 5.00% 5/1/38	400,000	437,984
Dakota County Community Development Agency Senior
Housing Revenue
(Walker Highview Hills Project) Series A 144A
5.00% 8/1/36 #	480,000	503,606
Duluth Economic Development Authority
(Essentia Health Obligated Group) Series A
5.00% 2/15/37	750,000	905,183
(St. Luke’s Hospital of Duluth Obligated Group)
5.75% 6/15/32	750,000	814,657
Glencoe Health Care Facilities Revenue
(Glencoe Regional Health Services Project)
4.00% 4/1/26	270,000	281,767
Hayward Health Care Facilities Revenue
(American Baptist Homes Midwest Obligated Group)
4.25% 8/1/24	568,334	584,276
Maple Grove Health Care Facilities Revenue
(Maple Grove Hospital Corporation)
4.00% 5/1/37	500,000	545,985
5.00% 5/1/28	1,000,000	1,213,390
(North Memorial Health Care) 5.00% 9/1/31	320,000	371,318
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 5.00% 11/15/33	500,000	588,440
Series A 5.00% 11/15/34	500,000	586,225
Series A 5.00% 11/15/49	1,000,000	1,192,390
Minneapolis Senior Housing & Healthcare Revenue
(Ecumen-Abiitan Mill City Project) 5.00% 11/1/35	530,000	556,558
Minneapolis – St. Paul Housing & Redevelopment Authority
Health Care Facilities Revenue
(Allina Health System) Series A 5.00% 11/15/27	1,205,000	1,488,934
(Children’s Health Care) Series A 5.25% 8/15/25	1,000,000	1,026,420

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Schedule of investments

Delaware Tax-Free Minnesota Intermediate Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Minnesota Agricultural & Economic Development Board
Revenue
(Essenthia Health Obligated Group) Series C-1
5.50% 2/15/25 (AGC)	2,500,000	$2,521,150
Rochester Health Care Facilities Revenue
(Mayo Clinic) Series C 4.50% 11/15/38 •	925,000	982,674
(Olmsted Medical Center Project) 5.125% 7/1/20	220,000	224,981
Sartell Health Care Facilities Revenue
(Country Manor Campus Project) Series A 5.00% 9/1/21	1,050,000	1,110,585
Sauk Rapids Health Care Housing Facilities Revenue
(Good Shepherd Lutheran Home) 5.125% 1/1/39	575,000	592,699
St. Cloud Health Care Revenue
(Centracare Health System Project)
5.00% 5/1/48	810,000	980,651
Unrefunded Balance 5.125% 5/1/30	360,000	365,501
St. Paul Housing & Redevelopment Authority Health Care
Facilities Revenue
(Fairview Health Services) Series A 5.00% 11/15/47	275,000	325,163
(HealthPartners Obligated Group Project)
5.00% 7/1/32	1,000,000	1,146,640
5.00% 7/1/33	200,000	228,376
St. Paul Housing & Redevelopment Authority Housing &
Health Care Facilities Revenue
(Episcopal Homes Project) 5.00% 5/1/33	500,000	521,125
Wayzata Senior Housing Revenue
(Folkestone Senior Living Community)
5.00% 8/1/34	125,000	139,597
5.00% 8/1/35	150,000	167,166
West St. Paul, Housing and Health Care Facilities Revenue
(Walker Westwood Ridge Campus Project)
5.00% 11/1/37	500,000	533,390
Woodbury Housing & Redevelopment Authority Revenue
(St. Therese of Woodbury) 5.00% 12/1/34	500,000	531,500
		24,082,653
Housing Revenue Bond - 0.38%
Northwest Multi-County Housing & Redevelopment
Authority
(Pooled Housing Program) 5.50% 7/1/45	285,000	303,343
		303,343
Lease Revenue Bonds - 5.21%
Minnesota General Fund Revenue Appropriations
Series A 5.00% 6/1/38	1,100,000	1,224,894

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(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
Minnesota General Fund Revenue Appropriations
Series A 5.00% 6/1/43	715,000	$792,828
Series B 5.00% 3/1/27	1,000,000	1,082,680
St. Paul Housing & Redevelopment Authority
(Minnesota Public Radio Project) 5.00% 12/1/25	1,000,000	1,033,110
		4,133,512
Local General Obligation Bonds - 7.38%
Duluth Independent School District No. 709
Series A 4.00% 2/1/28	250,000	278,345
Hennepin County
Series A 5.00% 12/1/36	1,500,000	1,824,720
Series A 5.00% 12/1/38	1,055,000	1,301,849
Series C 5.00% 12/1/30	1,500,000	1,841,745
St. Michael-Albertville Independent School District No. 885
(School Building) Series A 5.00% 2/1/27	500,000	605,645
		5,852,304
Pre-Refunded/Escrowed to Maturity Bonds - 6.71%
Minnesota Higher Education Facilities Authority Revenue
(St. Catherine University) Series 7-Q 5.00% 10/1/22	425,000	468,762
Rochester Healthcare & Housing Revenue
(Samaritan Bethany Project) Series A
6.875% 12/1/29-19§	950,000	950,000
St. Paul Housing & Redevelopment Authority Hospital
Revenue
(Healtheast Care System Project)
Series A 5.00% 11/15/29-25§	165,000	199,741
Series A 5.00% 11/15/30-25§	120,000	145,266
University of Minnesota
Series A 5.00% 12/1/23-20§	1,000,000	1,038,260
Series D 5.00% 12/1/26-21§	1,000,000	1,076,310
Western Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/33-24§	1,250,000	1,442,788
		5,321,127

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Schedule of investments

Delaware Tax-Free Minnesota Intermediate Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds - 3.27%
Minneapolis Revenue
(YMCA Greater Twin Cities Project) 4.00% 6/1/27	100,000	$111,486
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A1 4.55% 7/1/40	830,000	859,241
Series A-1 4.75% 7/1/53	665,000	688,175
Series A-1 5.00% 7/1/58	85,000	89,314
Series A-2 4.536% 7/1/53	378,000	384,059
St. Paul Sales Tax Revenue
Series G 5.00% 11/1/28	400,000	465,768
		2,598,043
State General Obligation Bonds - 7.51%
Minnesota
Series A 5.00% 8/1/33	285,000	360,733
Series A 5.00% 8/1/34	1,000,000	1,262,900
Series D 5.00% 8/1/26	2,500,000	3,093,025
Series D 5.00% 8/1/27	500,000	616,250
Series E 5.00% 10/1/26	500,000	621,025
		5,953,933
Transportation Revenue Bonds - 6.84%
Minneapolis – St. Paul Metropolitan Airports Commission
Revenue
(Subordinate)
Series B 5.00% 1/1/26	710,000	765,359
Series B 5.00% 1/1/31	750,000	803,190
Series B 5.00% 1/1/44 (AMT)	1,100,000	1,338,359
Series D 5.00% 1/1/22 (AMT)	1,000,000	1,002,900
St. Paul Housing & Redevelopment Authority
(Parking Enterprise)
Series A 4.00% 8/1/26	450,000	509,940
Series A 4.00% 8/1/27	545,000	613,637
Series A 4.00% 8/1/28	350,000	392,336
		5,425,721
Water & Sewer Revenue Bonds - 1.68%
Metropolitan Council General Obligation Wastewater
Revenue (Minneapolis – St. Paul Metropolitan Area)
Series C 4.00% 3/1/31	565,000	655,321
Series C 4.00% 3/1/32	585,000	675,997
		1,331,318
Total Municipal Bonds (cost $70,600,195)		74,231,861

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(Unaudited)

	Principal amount°	Value (US $)
Short-Term Investments – 5.10%
Variable Rate Demand Notes - 5.10%¤
Minneapolis – St. Paul Housing & Redevelopment Authority
Health Care Facilities Revenue
(Children’s Hospitals & Clinics)
Series A-1 1.09% 8/15/37 (AGM) (SPA – US Bank N. A. )	200,000	$200,000
Series B 1.10% 8/15/25 (AGM) (SPA – US Bank N. A. )	1,050,000	1,050,000
Minneapolis – St. Paul Housing & Redevelopment Authority
Health Care Revenue (Allina Health System) Series B-2
1.15% 11/15/35 (LOC- JPMorgan Chase Bank N. A. )	2,800,000	2,800,000
Total Short-Term Investments (cost $4,050,000)		4,050,000
Total Value of Securities – 98.68%
(cost $74,650,195)		78,281,861

Receivables and Other Assets Net of Liabilities – 1.32%		1,045,896
Net Assets Applicable to 7,125,250 Shares Outstanding – 100.00%		$79,327,757

# Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
At Nov. 30, 2019, the aggregate value of Rule 144A securities was $1,472,331, which represents
1.86% of the Fund’s net assets.

¤ Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of Nov. 30, 2019.

§ Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds.
For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.

° Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at
Nov. 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. The reference rate descriptions (i.e. LIBOR03M,
LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.

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Schedule of investments

Delaware Tax-Free Minnesota Intermediate Fund (Unaudited)

Summary of abbreviations:
AGC – Insured by Assured Guaranty Corporation
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
ICE – Intercontinental Exchange
LIBOR – London Interbank Offered Rate
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
LOC – Letter of Credit
N.A. – National Association
SPA – Stand-by Purchase Agreement
USD – US Dollar

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